Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000015677
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class A
Trading Symbol	SUWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.82%

Gross expense ratio as of the latest prospectus: 0.82%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 33.53% (unadjusted for sales charges) for the period ended September 30, 2024. The Russell 1000® Index returned 35.68% for the same period.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Much of the shortfall came from stocks that performed well and where the Fund didn’t have a large enough position: namely, an underweight in NVIDIA Corp. (5.0%) and a zero weighting in Broadcom, Inc.* Overweight positions in Apple, Inc. (8.5%) and Microsoft Corp. (8.1%) while positive in absolute terms, detracted from relative performance since they trailed their sector peers. On the other hand, Oracle Corp. (2.6%) — which consistently reported strong demand and better-than-expected results — was a top contributor both in technology and the Fund as a whole.

Healthcare was another source of underperformance, with the bulk of the deficit coming from a zero weighting in Eli Lilly & Co. The stock moved sharply higher on optimism about the potential addressable market for its GLP-1 weight loss drug. Holdings in Becton Dickinson (0.7%) and Merck & Co. Inc. (0.4%), each of which posted a negative return in the annual period, further pressured the Fund’s results in the sector. Selection in the financials sector also detracted, with the largest adverse effect coming from Visa, Inc. (1.9%). A position in cash, while limited and not a core aspect of the Fund’s strategy, nonetheless detracted given the extent of the gain for the broader equity market.

On the positive side, stock selection in the consumer discretionary sector made a meaningful contribution to performance. The homebuilder PulteGroup, Inc. (1.3%) was boosted by continued strength in the housing market, and the apparel maker Deckers Outdoor Corp. (0.9%) rallied behind better-than-expected sales growth. Lodging stocks, including Hilton Worldwide Holdings, Inc. (1.0%) and Hyatt Corp.* further helped results in the sector. The Fund also outperformed in communication services thanks to a position in Spotify Technology SA (1.1%). The company reported record earnings and boosted its forward guidance, and it continued to take market share from its competitors.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Russell 1000® Index
'14	$9,425	$10,000
'14	$9,579	$10,244
'14	$9,836	$10,513
'14	$9,801	$10,488
'15	$9,556	$10,200
'15	$10,210	$10,789
'15	$10,166	$10,655
'15	$10,191	$10,731
'15	$10,461	$10,871
'15	$10,319	$10,667
'15	$10,556	$10,873
'15	$9,892	$10,219
'15	$9,583	$9,939
'15	$10,383	$10,743
'15	$10,461	$10,778
'15	$10,277	$10,584
'16	$9,603	$10,015
'16	$9,447	$10,011
'16	$10,080	$10,709
'16	$10,142	$10,767
'16	$10,369	$10,955
'16	$10,316	$10,980
'16	$10,739	$11,398
'16	$10,788	$11,414
'16	$10,804	$11,423
'16	$10,643	$11,200
'16	$11,130	$11,641
'16	$11,308	$11,860
'17	$11,455	$12,099
'17	$11,886	$12,567
'17	$11,834	$12,575
'17	$12,000	$12,708
'17	$12,256	$12,870
'17	$12,281	$12,960
'17	$12,604	$13,217
'17	$12,556	$13,258
'17	$12,871	$13,540
'17	$13,166	$13,851
'17	$13,547	$14,273
'17	$13,697	$14,432
'18	$14,485	$15,225
'18	$13,933	$14,666
'18	$13,604	$14,333
'18	$13,780	$14,381
'18	$14,051	$14,749
'18	$14,163	$14,844
'18	$14,646	$15,356
'18	$15,109	$15,885
'18	$15,220	$15,946
'18	$14,040	$14,817
'18	$14,201	$15,119
'18	$12,873	$13,742
'19	$13,905	$14,893
'19	$14,423	$15,398
'19	$14,608	$15,666
'19	$15,237	$16,298
'19	$14,266	$15,260
'19	$15,198	$16,331
'19	$15,416	$16,585
'19	$15,060	$16,281
'19	$15,400	$16,563
'19	$15,722	$16,914
'19	$16,239	$17,553
'19	$16,731	$18,060
'20	$16,725	$18,080
'20	$15,390	$16,602
'20	$13,225	$14,408
'20	$14,816	$16,312
'20	$15,477	$17,173
'20	$15,761	$17,553
'20	$16,658	$18,581
'20	$17,797	$19,944
'20	$17,050	$19,215
'20	$16,591	$18,752
'20	$18,559	$20,960
'20	$19,358	$21,846
'21	$19,281	$21,666
'21	$19,550	$22,294
'21	$20,325	$23,138
'21	$21,396	$24,384
'21	$21,665	$24,499
'21	$22,242	$25,113
'21	$22,665	$25,635
'21	$23,108	$26,377
'21	$22,024	$25,165
'21	$23,521	$26,911
'21	$23,052	$26,550
'21	$24,188	$27,626
'22	$22,830	$26,068
'22	$22,640	$25,353
'22	$23,455	$26,208
'22	$21,466	$23,872
'22	$21,444	$23,836
'22	$19,731	$21,840
'22	$21,431	$23,874
'22	$20,735	$22,957
'22	$18,762	$20,833
'22	$20,575	$22,504
'22	$21,677	$23,721
'22	$20,393	$22,342
'23	$21,707	$23,840
'23	$21,166	$23,272
'23	$21,736	$24,009
'23	$21,879	$24,306
'23	$21,879	$24,419
'23	$23,334	$26,069
'23	$24,197	$26,965
'23	$23,741	$26,493
'23	$22,762	$25,248
'23	$22,306	$24,638
'23	$24,323	$26,939
'23	$25,543	$28,269
'24	$25,995	$28,663
'24	$27,359	$30,211
'24	$28,419	$31,180
'24	$26,911	$29,853
'24	$28,436	$31,259
'24	$29,129	$32,293
'24	$29,465	$32,763
'24	$29,775	$33,540
'24	$30,396	$34,257

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	33.53%	14.57%	12.42%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	25.86%	13.22%	11.76%
Russell 1000® Index	35.68%	15.64%	13.10%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,627,510,740
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,068,103
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,627,510,740
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	15,068,103

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Industrials	10%
Communication Services	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	39.6% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	8.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	3.2%
JPMorgan Chase & Co.	2.9%
Amazon.com, Inc.	2.7%
Oracle Corp.	2.6%
Meta Platforms, Inc.	2.6%
Caterpillar, Inc.	2.0%
Visa, Inc.	2.0%

Material Fund Change [Text Block]
C000015680
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class C
Trading Symbol	SUWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.59%

Gross expense ratio as of the latest prospectus: 1.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 32.50% (unadjusted for sales charges) for the period ended September 30, 2024. The Russell 1000® Index returned 35.68% for the same period.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Much of the shortfall came from stocks that performed well and where the Fund didn’t have a large enough position: namely, an underweight in NVIDIA Corp. (5.0%) and a zero weighting in Broadcom, Inc.* Overweight positions in Apple, Inc. (8.5%) and Microsoft Corp. (8.1%) while positive in absolute terms, detracted from relative performance since they trailed their sector peers. On the other hand, Oracle Corp. (2.6%) — which consistently reported strong demand and better-than-expected results — was a top contributor both in technology and the Fund as a whole.

Healthcare was another source of underperformance, with the bulk of the deficit coming from a zero weighting in Eli Lilly & Co. The stock moved sharply higher on optimism about the potential addressable market for its GLP-1 weight loss drug. Holdings in Becton Dickinson (0.7%) and Merck & Co. Inc. (0.4%), each of which posted a negative return in the annual period, further pressured the Fund’s results in the sector. Selection in the financials sector also detracted, with the largest adverse effect coming from Visa, Inc. (1.9%). A position in cash, while limited and not a core aspect of the Fund’s strategy, nonetheless detracted given the extent of the gain for the broader equity market.

On the positive side, stock selection in the consumer discretionary sector made a meaningful contribution to performance. The homebuilder PulteGroup, Inc. (1.3%) was boosted by continued strength in the housing market, and the apparel maker Deckers Outdoor Corp. (0.9%) rallied behind better-than-expected sales growth. Lodging stocks, including Hilton Worldwide Holdings, Inc. (1.0%) and Hyatt Corp.* further helped results in the sector. The Fund also outperformed in communication services thanks to a position in Spotify Technology SA (1.1%). The company reported record earnings and boosted its forward guidance, and it continued to take market share from its competitors.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index
'14	$10,000	$10,000
'14	$10,155	$10,244
'14	$10,420	$10,513
'14	$10,378	$10,488
'15	$10,114	$10,200
'15	$10,799	$10,789
'15	$10,746	$10,655
'15	$10,768	$10,731
'15	$11,041	$10,871
'15	$10,885	$10,667
'15	$11,127	$10,873
'15	$10,423	$10,219
'15	$10,091	$9,939
'15	$10,925	$10,743
'15	$11,001	$10,778
'15	$10,800	$10,584
'16	$10,087	$10,015
'16	$9,917	$10,011
'16	$10,578	$10,709
'16	$10,636	$10,767
'16	$10,864	$10,955
'16	$10,801	$10,980
'16	$11,238	$11,398
'16	$11,281	$11,414
'16	$11,291	$11,423
'16	$11,116	$11,200
'16	$11,616	$11,641
'16	$11,795	$11,860
'17	$11,939	$12,099
'17	$12,382	$12,567
'17	$12,317	$12,575
'17	$12,487	$12,708
'17	$12,739	$12,870
'17	$12,756	$12,960
'17	$13,086	$13,217
'17	$13,029	$13,258
'17	$13,348	$13,540
'17	$13,647	$13,851
'17	$14,033	$14,273
'17	$14,179	$14,432
'18	$14,982	$15,225
'18	$14,402	$14,666
'18	$14,049	$14,333
'18	$14,228	$14,381
'18	$14,499	$14,749
'18	$14,601	$14,844
'18	$15,089	$15,356
'18	$15,562	$15,885
'18	$15,666	$15,946
'18	$14,439	$14,817
'18	$14,596	$15,119
'18	$13,220	$13,742
'19	$14,273	$14,893
'19	$14,790	$15,398
'19	$14,978	$15,666
'19	$15,613	$16,298
'19	$14,608	$15,260
'19	$15,551	$16,331
'19	$15,760	$16,585
'19	$15,390	$16,281
'19	$15,729	$16,563
'19	$16,044	$16,914
'19	$16,562	$17,553
'19	$17,049	$18,060
'20	$17,036	$18,080
'20	$15,674	$16,602
'20	$13,457	$14,408
'20	$15,066	$16,312
'20	$15,723	$17,173
'20	$16,008	$17,553
'20	$16,910	$18,581
'20	$18,051	$19,944
'20	$17,280	$19,215
'20	$16,802	$18,752
'20	$18,788	$20,960
'20	$19,584	$21,846
'21	$19,489	$21,666
'21	$19,749	$22,294
'21	$20,515	$23,138
'21	$21,583	$24,384
'21	$21,850	$24,499
'21	$22,411	$25,113
'21	$22,822	$25,635
'21	$23,253	$26,377
'21	$22,151	$25,165
'21	$23,637	$26,911
'21	$23,151	$26,550
'21	$24,279	$27,626
'22	$22,900	$26,068
'22	$22,696	$25,353
'22	$23,496	$26,208
'22	$21,489	$23,872
'22	$21,450	$23,836
'22	$19,726	$21,840
'22	$21,411	$23,874
'22	$20,706	$22,957
'22	$18,723	$20,833
'22	$20,525	$22,504
'22	$21,607	$23,721
'22	$20,317	$22,342
'23	$21,606	$23,840
'23	$21,052	$23,272
'23	$21,606	$24,009
'23	$21,743	$24,306
'23	$21,726	$24,419
'23	$23,152	$26,069
'23	$23,997	$26,965
'23	$23,527	$26,493
'23	$22,545	$25,248
'23	$22,076	$24,638
'23	$24,065	$26,939
'23	$25,254	$28,269
'24	$25,683	$28,663
'24	$27,005	$30,211
'24	$28,033	$31,180
'24	$26,532	$29,853
'24	$28,015	$31,259
'24	$28,685	$32,293
'24	$28,989	$32,763
'24	$29,284	$33,540
'24	$29,874	$34,257

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	32.50%	13.69%	11.57%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	31.50%	13.69%	11.57%
Russell 1000® Index	35.68%	15.64%	13.10%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,627,510,740
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,068,103
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,627,510,740
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	15,068,103

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Industrials	10%
Communication Services	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	39.6% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	8.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	3.2%
JPMorgan Chase & Co.	2.9%
Amazon.com, Inc.	2.7%
Oracle Corp.	2.6%
Meta Platforms, Inc.	2.6%
Caterpillar, Inc.	2.0%
Visa, Inc.	2.0%

Material Fund Change [Text Block]
C000148203
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class R6
Trading Symbol	SUWZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.48%

Gross expense ratio as of the latest prospectus: 0.48%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 33.97% for the period ended September 30, 2024. The Russell 1000® Index returned 35.68% for the same period.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Much of the shortfall came from stocks that performed well and where the Fund didn’t have a large enough position: namely, an underweight in NVIDIA Corp. (5.0%) and a zero weighting in Broadcom, Inc.* Overweight positions in Apple, Inc. (8.5%) and Microsoft Corp. (8.1%) while positive in absolute terms, detracted from relative performance since they trailed their sector peers. On the other hand, Oracle Corp. (2.6%) — which consistently reported strong demand and better-than-expected results — was a top contributor both in technology and the Fund as a whole.

Healthcare was another source of underperformance, with the bulk of the deficit coming from a zero weighting in Eli Lilly & Co. The stock moved sharply higher on optimism about the potential addressable market for its GLP-1 weight loss drug. Holdings in Becton Dickinson (0.7%) and Merck & Co. Inc. (0.4%), each of which posted a negative return in the annual period, further pressured the Fund’s results in the sector. Selection in the financials sector also detracted, with the largest adverse effect coming from Visa, Inc. (1.9%). A position in cash, while limited and not a core aspect of the Fund’s strategy, nonetheless detracted given the extent of the gain for the broader equity market.

On the positive side, stock selection in the consumer discretionary sector made a meaningful contribution to performance. The homebuilder PulteGroup, Inc. (1.3%) was boosted by continued strength in the housing market, and the apparel maker Deckers Outdoor Corp. (0.9%) rallied behind better-than-expected sales growth. Lodging stocks, including Hilton Worldwide Holdings, Inc. (1.0%) and Hyatt Corp.* further helped results in the sector. The Fund also outperformed in communication services thanks to a position in Spotify Technology SA (1.1%). The company reported record earnings and boosted its forward guidance, and it continued to take market share from its competitors.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index
'14	$10,000	$10,000
'14	$10,165	$10,244
'14	$10,444	$10,513
'14	$10,410	$10,488
'15	$10,152	$10,200
'15	$10,844	$10,789
'15	$10,796	$10,655
'15	$10,827	$10,731
'15	$11,111	$10,871
'15	$10,962	$10,667
'15	$11,216	$10,873
'15	$10,517	$10,219
'15	$10,191	$9,939
'15	$11,039	$10,743
'15	$11,129	$10,778
'15	$10,932	$10,584
'16	$10,222	$10,015
'16	$10,058	$10,011
'16	$10,739	$10,709
'16	$10,810	$10,767
'16	$11,053	$10,955
'16	$10,999	$10,980
'16	$11,454	$11,398
'16	$11,511	$11,414
'16	$11,529	$11,423
'16	$11,364	$11,200
'16	$11,882	$11,641
'16	$12,078	$11,860
'17	$12,238	$12,099
'17	$12,708	$12,567
'17	$12,651	$12,575
'17	$12,836	$12,708
'17	$13,112	$12,870
'17	$13,141	$12,960
'17	$13,493	$13,217
'17	$13,448	$13,258
'17	$13,790	$13,540
'17	$14,108	$13,851
'17	$14,521	$14,273
'17	$14,684	$14,432
'18	$15,529	$15,225
'18	$14,944	$14,666
'18	$14,593	$14,333
'18	$14,791	$14,381
'18	$15,084	$14,749
'18	$15,210	$14,844
'18	$15,729	$15,356
'18	$16,237	$15,885
'18	$16,359	$15,946
'18	$15,099	$14,817
'18	$15,276	$15,119
'18	$13,844	$13,742
'19	$14,965	$14,893
'19	$15,522	$15,398
'19	$15,734	$15,666
'19	$16,414	$16,298
'19	$15,375	$15,260
'19	$16,376	$16,331
'19	$16,620	$16,585
'19	$16,241	$16,281
'19	$16,613	$16,563
'19	$16,962	$16,914
'19	$17,525	$17,553
'19	$18,059	$18,060
'20	$18,059	$18,080
'20	$16,630	$16,602
'20	$14,290	$14,408
'20	$16,019	$16,312
'20	$16,730	$17,173
'20	$17,048	$17,553
'20	$18,026	$18,581
'20	$19,260	$19,944
'20	$18,455	$19,215
'20	$17,964	$18,752
'20	$20,106	$20,960
'20	$20,972	$21,846
'21	$20,896	$21,666
'21	$21,190	$22,294
'21	$22,039	$23,138
'21	$23,204	$24,384
'21	$23,505	$24,499
'21	$24,130	$25,113
'21	$24,604	$25,635
'21	$25,085	$26,377
'21	$23,924	$25,165
'21	$25,549	$26,911
'21	$25,047	$26,550
'21	$26,294	$27,626
'22	$24,824	$26,068
'22	$24,628	$25,353
'22	$25,522	$26,208
'22	$23,360	$23,872
'22	$23,345	$23,836
'22	$21,482	$21,840
'22	$23,344	$23,874
'22	$22,590	$22,957
'22	$20,446	$20,833
'22	$22,431	$22,504
'22	$23,636	$23,721
'22	$22,249	$22,342
'23	$23,684	$23,840
'23	$23,094	$23,272
'23	$23,727	$24,009
'23	$23,889	$24,306
'23	$23,898	$24,419
'23	$25,491	$26,069
'23	$26,444	$26,965
'23	$25,946	$26,493
'23	$24,891	$25,248
'23	$24,392	$24,638
'23	$26,613	$26,939
'23	$27,950	$28,269
'24	$28,454	$28,663
'24	$29,948	$30,211
'24	$31,124	$31,180
'24	$29,482	$29,853
'24	$31,160	$31,259
'24	$31,925	$32,293
'24	$32,305	$32,763
'24	$32,658	$33,540
'24	$33,346	$34,257

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	33.97%	14.95%	12.80%
Russell 1000® Index	35.68%	15.64%	13.10%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,627,510,740
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,068,103
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,627,510,740
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	15,068,103

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Industrials	10%
Communication Services	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	39.6% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	8.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	3.2%
JPMorgan Chase & Co.	2.9%
Amazon.com, Inc.	2.7%
Oracle Corp.	2.6%
Meta Platforms, Inc.	2.6%
Caterpillar, Inc.	2.0%
Visa, Inc.	2.0%

Material Fund Change [Text Block]
C000015682
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Class S
Trading Symbol	SCDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$64	0.55%

Gross expense ratio as of the latest prospectus: 0.56%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 33.88% for the period ended September 30, 2024. The Russell 1000® Index returned 35.68% for the same period.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Much of the shortfall came from stocks that performed well and where the Fund didn’t have a large enough position: namely, an underweight in NVIDIA Corp. (5.0%) and a zero weighting in Broadcom, Inc.* Overweight positions in Apple, Inc. (8.5%) and Microsoft Corp. (8.1%) while positive in absolute terms, detracted from relative performance since they trailed their sector peers. On the other hand, Oracle Corp. (2.6%) — which consistently reported strong demand and better-than-expected results — was a top contributor both in technology and the Fund as a whole.

Healthcare was another source of underperformance, with the bulk of the deficit coming from a zero weighting in Eli Lilly & Co. The stock moved sharply higher on optimism about the potential addressable market for its GLP-1 weight loss drug. Holdings in Becton Dickinson (0.7%) and Merck & Co. Inc. (0.4%), each of which posted a negative return in the annual period, further pressured the Fund’s results in the sector. Selection in the financials sector also detracted, with the largest adverse effect coming from Visa, Inc. (1.9%). A position in cash, while limited and not a core aspect of the Fund’s strategy, nonetheless detracted given the extent of the gain for the broader equity market.

On the positive side, stock selection in the consumer discretionary sector made a meaningful contribution to performance. The homebuilder PulteGroup, Inc. (1.3%) was boosted by continued strength in the housing market, and the apparel maker Deckers Outdoor Corp. (0.9%) rallied behind better-than-expected sales growth. Lodging stocks, including Hilton Worldwide Holdings, Inc. (1.0%) and Hyatt Corp.* further helped results in the sector. The Fund also outperformed in communication services thanks to a position in Spotify Technology SA (1.1%). The company reported record earnings and boosted its forward guidance, and it continued to take market share from its competitors.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Russell 1000® Index
'14	$10,000	$10,000
'14	$10,166	$10,244
'14	$10,440	$10,513
'14	$10,408	$10,488
'15	$10,150	$10,200
'15	$10,847	$10,789
'15	$10,800	$10,655
'15	$10,835	$10,731
'15	$11,119	$10,871
'15	$10,973	$10,667
'15	$11,228	$10,873
'15	$10,528	$10,219
'15	$10,196	$9,939
'15	$11,049	$10,743
'15	$11,136	$10,778
'15	$10,941	$10,584
'16	$10,225	$10,015
'16	$10,066	$10,011
'16	$10,746	$10,709
'16	$10,811	$10,767
'16	$11,056	$10,955
'16	$11,003	$10,980
'16	$11,455	$11,398
'16	$11,511	$11,414
'16	$11,531	$11,423
'16	$11,362	$11,200
'16	$11,881	$11,641
'16	$12,079	$11,860
'17	$12,239	$12,099
'17	$12,699	$12,567
'17	$12,649	$12,575
'17	$12,830	$12,708
'17	$13,106	$12,870
'17	$13,132	$12,960
'17	$13,485	$13,217
'17	$13,439	$13,258
'17	$13,778	$13,540
'17	$14,096	$13,851
'17	$14,505	$14,273
'17	$14,670	$14,432
'18	$15,515	$15,225
'18	$14,930	$14,666
'18	$14,576	$14,333
'18	$14,773	$14,381
'18	$15,067	$14,749
'18	$15,190	$14,844
'18	$15,709	$15,356
'18	$16,211	$15,885
'18	$16,336	$15,946
'18	$15,076	$14,817
'18	$15,248	$15,119
'18	$13,820	$13,742
'19	$14,939	$14,893
'19	$15,496	$15,398
'19	$15,698	$15,666
'19	$16,379	$16,298
'19	$15,340	$15,260
'19	$16,342	$16,331
'19	$16,580	$16,585
'19	$16,202	$16,281
'19	$16,575	$16,563
'19	$16,924	$16,914
'19	$17,480	$17,553
'19	$18,017	$18,060
'20	$18,017	$18,080
'20	$16,583	$16,602
'20	$14,256	$14,408
'20	$15,970	$16,312
'20	$16,686	$17,173
'20	$16,994	$17,553
'20	$17,970	$18,581
'20	$19,202	$19,944
'20	$18,400	$19,215
'20	$17,905	$18,752
'20	$20,036	$20,960
'20	$20,902	$21,846
'21	$20,827	$21,666
'21	$21,120	$22,294
'21	$21,956	$23,138
'21	$23,118	$24,384
'21	$23,419	$24,499
'21	$24,044	$25,113
'21	$24,510	$25,635
'21	$24,997	$26,377
'21	$23,834	$25,165
'21	$25,454	$26,911
'21	$24,946	$26,550
'21	$26,185	$27,626
'22	$24,719	$26,068
'22	$24,524	$25,353
'22	$25,412	$26,208
'22	$23,264	$23,872
'22	$23,240	$23,836
'22	$21,387	$21,840
'22	$23,235	$23,874
'22	$22,491	$22,957
'22	$20,350	$20,833
'22	$22,329	$22,504
'22	$23,530	$23,721
'22	$22,143	$22,342
'23	$23,564	$23,840
'23	$22,985	$23,272
'23	$23,611	$24,009
'23	$23,773	$24,306
'23	$23,773	$24,419
'23	$25,364	$26,069
'23	$26,305	$26,965
'23	$25,817	$26,493
'23	$24,761	$25,248
'23	$24,264	$24,638
'23	$26,468	$26,939
'23	$27,803	$28,269
'24	$28,296	$28,663
'24	$29,783	$30,211
'24	$30,948	$31,180
'24	$29,314	$29,853
'24	$30,975	$31,259
'24	$31,741	$32,293
'24	$32,110	$32,763
'24	$32,461	$33,540
'24	$33,149	$34,257

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	33.88%	14.87%	12.73%
Russell 1000® Index	35.68%	15.64%	13.10%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,627,510,740
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,068,103
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,627,510,740
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	15,068,103

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Industrials	10%
Communication Services	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	39.6% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	8.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	3.2%
JPMorgan Chase & Co.	2.9%
Amazon.com, Inc.	2.7%
Oracle Corp.	2.6%
Meta Platforms, Inc.	2.6%
Caterpillar, Inc.	2.0%
Visa, Inc.	2.0%

Material Fund Change [Text Block]
C000015683
Shareholder Report [Line Items]
Fund Name	DWS Core Equity Fund
Class Name	Institutional Class
Trading Symbol	SUWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Core Equity Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	0.55%

Gross expense ratio as of the latest prospectus: 0.56%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 33.89% for the period ended September 30, 2024. The Russell 1000® Index returned 35.68% for the same period.

Stock selection in the information technology sector was the primary reason for the Fund’s underperformance in the annual period. Much of the shortfall came from stocks that performed well and where the Fund didn’t have a large enough position: namely, an underweight in NVIDIA Corp. (5.0%) and a zero weighting in Broadcom, Inc.* Overweight positions in Apple, Inc. (8.5%) and Microsoft Corp. (8.1%) while positive in absolute terms, detracted from relative performance since they trailed their sector peers. On the other hand, Oracle Corp. (2.6%) — which consistently reported strong demand and better-than-expected results — was a top contributor both in technology and the Fund as a whole.

Healthcare was another source of underperformance, with the bulk of the deficit coming from a zero weighting in Eli Lilly & Co. The stock moved sharply higher on optimism about the potential addressable market for its GLP-1 weight loss drug. Holdings in Becton Dickinson (0.7%) and Merck & Co. Inc. (0.4%), each of which posted a negative return in the annual period, further pressured the Fund’s results in the sector. Selection in the financials sector also detracted, with the largest adverse effect coming from Visa, Inc. (1.9%). A position in cash, while limited and not a core aspect of the Fund’s strategy, nonetheless detracted given the extent of the gain for the broader equity market.

On the positive side, stock selection in the consumer discretionary sector made a meaningful contribution to performance. The homebuilder PulteGroup, Inc. (1.3%) was boosted by continued strength in the housing market, and the apparel maker Deckers Outdoor Corp. (0.9%) rallied behind better-than-expected sales growth. Lodging stocks, including Hilton Worldwide Holdings, Inc. (1.0%) and Hyatt Corp.* further helped results in the sector. The Fund also outperformed in communication services thanks to a position in Spotify Technology SA (1.1%). The company reported record earnings and boosted its forward guidance, and it continued to take market share from its competitors.

Percentages in parentheses are based on the Fund’s net assets as of September 30, 2024.

* Not held at September 30, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Index
'14	$1,000,000	$1,000,000
'14	$1,016,935	$1,024,439
'14	$1,044,355	$1,051,260
'14	$1,040,890	$1,048,811
'15	$1,015,115	$1,020,003
'15	$1,085,137	$1,078,939
'15	$1,080,666	$1,065,503
'15	$1,083,680	$1,073,067
'15	$1,112,526	$1,087,106
'15	$1,097,670	$1,066,712
'15	$1,123,558	$1,087,273
'15	$1,053,228	$1,021,870
'15	$1,020,670	$993,863
'15	$1,105,438	$1,074,275
'15	$1,114,520	$1,077,824
'15	$1,095,152	$1,058,434
'16	$1,023,637	$1,001,465
'16	$1,007,278	$1,001,121
'16	$1,075,357	$1,070,860
'16	$1,082,389	$1,076,684
'16	$1,106,296	$1,095,539
'16	$1,101,175	$1,098,020
'16	$1,146,763	$1,139,848
'16	$1,152,403	$1,141,362
'16	$1,154,082	$1,142,265
'16	$1,137,110	$1,119,991
'16	$1,189,440	$1,164,145
'16	$1,208,848	$1,186,016
'17	$1,224,846	$1,209,865
'17	$1,271,340	$1,256,696
'17	$1,265,916	$1,257,490
'17	$1,283,965	$1,270,785
'17	$1,311,539	$1,287,003
'17	$1,314,755	$1,295,989
'17	$1,349,949	$1,321,654
'17	$1,345,424	$1,325,788
'17	$1,379,385	$1,354,021
'17	$1,411,159	$1,385,077
'17	$1,452,515	$1,427,316
'17	$1,468,556	$1,443,228
'18	$1,553,567	$1,522,451
'18	$1,494,590	$1,466,557
'18	$1,459,275	$1,433,270
'18	$1,478,981	$1,438,141
'18	$1,508,273	$1,474,851
'18	$1,520,726	$1,484,388
'18	$1,573,073	$1,535,616
'18	$1,623,283	$1,588,529
'18	$1,635,807	$1,594,561
'18	$1,509,399	$1,481,725
'18	$1,527,075	$1,511,879
'18	$1,383,939	$1,374,182
'19	$1,495,840	$1,489,343
'19	$1,552,093	$1,539,770
'19	$1,572,420	$1,566,577
'19	$1,640,997	$1,629,842
'19	$1,536,614	$1,525,982
'19	$1,636,946	$1,633,112
'19	$1,660,697	$1,658,474
'19	$1,622,940	$1,628,098
'19	$1,659,812	$1,656,319
'19	$1,695,257	$1,691,422
'19	$1,750,870	$1,755,343
'19	$1,804,591	$1,806,035
'20	$1,804,591	$1,807,984
'20	$1,661,319	$1,660,241
'20	$1,427,477	$1,440,841
'20	$1,599,439	$1,631,238
'20	$1,671,037	$1,717,304
'20	$1,702,583	$1,755,280
'20	$1,800,094	$1,858,062
'20	$1,923,265	$1,994,438
'20	$1,842,625	$1,921,546
'20	$1,793,711	$1,875,208
'20	$2,006,743	$2,096,027
'20	$2,093,312	$2,184,638
'21	$2,085,812	$2,166,645
'21	$2,115,132	$2,229,436
'21	$2,199,328	$2,313,805
'21	$2,315,514	$2,438,358
'21	$2,345,586	$2,449,933
'21	$2,408,148	$2,511,322
'21	$2,454,735	$2,563,492
'21	$2,503,378	$2,637,685
'21	$2,386,534	$2,516,525
'21	$2,549,205	$2,691,140
'21	$2,498,413	$2,655,040
'21	$2,622,132	$2,762,584
'22	$2,475,636	$2,606,829
'22	$2,456,155	$2,535,294
'22	$2,544,776	$2,620,848
'22	$2,329,329	$2,387,224
'22	$2,326,987	$2,383,595
'22	$2,141,713	$2,183,969
'22	$2,326,383	$2,387,383
'22	$2,252,046	$2,295,716
'22	$2,038,027	$2,083,299
'22	$2,235,711	$2,250,380
'22	$2,355,733	$2,372,120
'22	$2,217,068	$2,234,185
'23	$2,359,940	$2,383,975
'23	$2,301,260	$2,327,247
'23	$2,364,543	$2,400,865
'23	$2,380,739	$2,430,614
'23	$2,380,739	$2,441,935
'23	$2,539,629	$2,606,858
'23	$2,634,480	$2,696,503
'23	$2,584,918	$2,649,333
'23	$2,479,373	$2,524,824
'23	$2,429,683	$2,463,801
'23	$2,650,719	$2,693,909
'23	$2,784,039	$2,826,896
'24	$2,834,170	$2,866,320
'24	$2,982,771	$3,021,105
'24	$3,099,155	$3,117,953
'24	$2,935,900	$2,985,277
'24	$3,101,846	$3,125,853
'24	$3,179,160	$3,229,309
'24	$3,216,012	$3,276,305
'24	$3,251,067	$3,353,964
'24	$3,319,749	$3,425,678

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	33.89%	14.87%	12.75%
Russell 1000® Index	35.68%	15.64%	13.10%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,627,510,740
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,068,103
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,627,510,740
Number of Portfolio Holdings	106
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	15,068,103

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	30%
Financials	12%
Health Care	12%
Consumer Discretionary	10%
Industrials	10%
Communication Services	9%
Consumer Staples	6%
Energy	3%
Materials	3%
Real Estate	2%
Utilities	2%

Ten Largest Equity Holdings

Holdings	39.6% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	8.1%
NVIDIA Corp.	5.0%
Alphabet, Inc.	3.2%
JPMorgan Chase & Co.	2.9%
Amazon.com, Inc.	2.7%
Oracle Corp.	2.6%
Meta Platforms, Inc.	2.6%
Caterpillar, Inc.	2.0%
Visa, Inc.	2.0%

Material Fund Change [Text Block]